CAPITAL STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital Stock
Number of Warrants Beginning Balance	944,997	964,997
Weighted Average Exercise Price Beginning Balance	$ 0.59	$ 0.60
Expired	(864,997)	(100,000)
Expired	$ 0.12	$ 0.675
Issued	1,200,000	80,000
Issued	$ 0.05	$ 0.50
Number Of Warrants Ending Balance	1,280,000	944,997
Weighted Average Exercise Price Ending Balnce	$ 0.08	$ 0.59